INCOME TAX - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 452,356
Deferred	(217,865)	$ (48,769)
State
Current	136,137
Deferred	(80,244)
Change in valuation allowance	298,109	48,769
Income tax provision	(588,493)
Operating loss carryforwards	$ 0	$ 30,284